Other assets and other liabilities	12 Months Ended
Dec. 31, 2011
Other assets and other liabilities
Other assets and other liabilities

end of	2011	2010

Other assets (CHF million)

Cash collateral on derivative instruments	15,809	14,987

Cash collateral on non-derivative transactions	2,083	1,792

Derivative instruments used for hedging	3,706	2,733

Assets held-for-sale	21,205	26,886

of which loans [1]	20,457	24,925

of which real estate	732	1,946

Assets held for separate accounts	14,407	13,815

Interest and fees receivable	6,090	5,158

Deferred tax assets	8,939	9,417

Prepaid expenses	601	452

Failed purchases	1,513	1,279

Other	3,943	3,066

Other assets	78,296	79,585

Other liabilities (CHF million)

Cash collateral on derivative instruments	11,934	14,428

Cash collateral on non-derivative transactions	1,002	20

Derivative instruments used for hedging	1,998	1,203

Provisions [2]	1,113	1,724

of which off-balance sheet risk	65	552

Liabilities held for separate accounts	14,407	13,815

Interest and fees payable	7,142	6,798

Current tax liabilities	767	1,137

Deferred tax liabilities	429	412

Failed sales	6,888	7,354

Other	17,537	15,323

Other liabilities	63,217	62,214

1 Included as of December 31, 2011 and 2010 were CHF 6,299 million and CHF 7,818 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 1,386 million and CHF 1,223 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.